Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0001045609
Registrant Name	Prologis, Inc.
Registration File Number	333-289636
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A